Safe Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
BETTER THERAPEUTICS OPCO [Member]
Simple Agreements For Future Equity Disclosure [Line Items]
SAFE Agreements
3. SAFE Agreements
On August 14, 2020, upon the conversion of the company to a Delaware corporation, $8,774 in convertible promissory notes and related accrued interest were exchanged for an equivalent number of SAFE agreements. In addition, during 2020, the Company issued an additional $3,155 in SAFEs. During the nine months ended September 30, 2021, the Company issued an additional $18,675 in SAFEs. These SAFEs allow the investors to participate in future equity financings through a share-settled redemption of the amount invested. Alternatively, upon the occurrence of a change of control or an initial public offering, the investors shall have the option to receive either (i) a cash payment equal to the invested amount under such SAFE, or (ii) the amount payable on the number of shares of common stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE. If there is a dissolution of the company, the investor will be entitled to receive the cash payment equal to the invested amount under such SAFE.
The SAFEs include a provision allowing for cash redemption upon the occurrence of a change of control, the occurrence of which is outside the control of the Company. Therefore, the SAFEs are classified as marked-to-market
liabilities pursuant to ASC 480 in other long-term liabilities.

The SAFEs were marked to fair value as of September 30, 2021 and 2020 resulting in a change in fair value reported as a loss of $8,779 and a gain of $338 for the nine months ended September 30, 2021 and 2020, respectively.

6.	SAFE Agreements
On August 14, 2020, upon the conversion of the company to a Delaware corporation, $8,774 in convertible promissory notes and related accrued interest were exchanged for an equivalent number of SAFE agreements. In addition, during 2020, the Company issued an additional $3,155 in SAFEs. These SAFEs allow the investors to participate in future equity financings through a share-settled redemption of the amount invested. Alternatively, upon the occurrence of a change of control or an initial public offering, the investors shall have the option to receive either (i) a cash payment equal to the invested amount under such SAFE, or (ii) the amount payable on the number of shares of common stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE. If there is a dissolution of the company, the investor will be entitled to receive the cash payment equal to the invested amount under such SAFE.
The SAFEs include a provision allowing for cash redemption upon the occurrence of a change of control, the occurrence of which is outside the control of the Company. Therefore, the SAFEs are classified as marked-to-market
liabilities pursuant to ASC 480 in other long-term liabilities.
The SAFEs were marked to fair value as of December 31, 2020, resulting in a change in fair value reported as a gain of $189 for the year ended December 31, 2020.